Post-retirement benefit plans - Schedule of assumptions used to measure pension benefit obligations and pension costs (Details)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Weighted average discount rate used calculating pension plan costs (in percentage)	1.30%
Weighted average compensation increases used calculating pension plan costs (in percentage)	3.95%
Weighted average expected long-term rate of return on plan assets used calculating pension plan costs (in percentage)	3.70%